N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Separate Account
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
C000200229 [Member]
Prospectus:
Prospectuses Available [Text Block]
This supplement updates certain information contained in
Appendix A - Underlying Funds Available Under the Contract
for the above-
referenced
prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (together, the “Prospectuses”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
Effective on or about July 5, 2023, the SA Invesco Main Street Large Cap Portfolio will be renamed the SA JPMorgan Large Cap
Core
Portfolio (the “Fund”) and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to “SA Invesco Main Street Large Cap Portfolio” in the Prospectuses will be replaced with “SA JPMorgan Large Cap Core Portfolio.” Additionally, the Current Expense in Appendix A for the Fund is amended as below:

Underlying Fund Name – Share Class Advisor Subadvisor	Current Expense
SA JPMorgan Large Cap Core Portfolio - Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.71%*

*	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855)
421-2692.

Portfolio Companies [Table Text Block]
Effective on or about July 5, 2023, the SA Invesco Main Street Large Cap Portfolio will be renamed the SA JPMorgan Large Cap
Core
Portfolio (the “Fund”) and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to “SA Invesco Main Street Large Cap Portfolio” in the Prospectuses will be replaced with “SA JPMorgan Large Cap Core Portfolio.” Additionally, the Current Expense in Appendix A for the Fund is amended as below:

Underlying Fund Name – Share Class Advisor Subadvisor	Current Expense
SA JPMorgan Large Cap Core Portfolio - Class 1 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.71%*

*	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

C000200229 [Member] | S A J P Morgan Large Cap Core Portfolio Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Large Cap Core Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.71%	[1]

[1]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.